FIFTH THIRD FUNDS

                    Supplement Dated October 17, 2007 to the
                           Stock and Bond Mutual Funds
                             Asset Allocation Funds
                            Money Market Mutual Funds
             Class A, Class B, Class C and Advisor Shares Prospectus
                             dated November 29, 2006

Fifth Third Funds - Advisor Share Class and Conversion of Advisor Shares into Class A Shares

Effective on or about November 26, 2007, the Advisor Shares of the Funds are closed to all purchases, and existing Advisor Shares of each Fund will be converted into Class A Shares of each Fund. Please see the current prospectus for information regarding the characteristics of Class A Shares. All references to the Advisor Shares of the Funds are hereby deleted in their entirety.

Portfolio Manager Change - Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund and Fifth Third U.S. Government Bond Fund

Effective immediately, the section "Fund Management--Portfolio Managers" on page 114 of the Prospectus is updated to reflect the following portfolio manager change:

Mr. Christian L. Rieddle no longer serves as a portfolio manager of the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund or the Fifth Third U.S. Government Bond Fund.

Portfolio Holdings

Effective immediately, the paragraph under the heading "Portfolio Holdings" on page 115 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SP-ABCADV1007

                                FIFTH THIRD FUNDS

                    Supplement Dated October 17, 2007 to the
                           Stock and Bond Mutual Funds
                             Asset Allocation Funds
                         Institutional Shares Prospectus
                             dated November 29, 2006

Portfolio Manager Change - Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund and Fifth Third U.S. Government Bond Fund

Effective immediately, the section "Fund Management--Portfolio Managers" on page 95 of the Prospectus is updated to reflect the following portfolio manager change:

Mr. Christian L. Rieddle no longer serves as a portfolio manager of the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund or the Fifth Third U.S. Government Bond Fund.

Portfolio Holdings

Effective immediately, the paragraph under the heading "Portfolio Holdings" on page 97 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SP-STBD1007

                                FIFTH THIRD FUNDS

                    Supplement Dated October 17, 2007 to the
                                Equity Index Fund
                     Institutional Money Market Mutual Funds
                           Preferred Shares Prospectus
                             dated November 29, 2006

Portfolio Holdings

Effective immediately, the paragraph under the heading "Portfolio Holdings" on page 17 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SP-IMMEIFPR1007

                                FIFTH THIRD FUNDS

                    Supplement Dated October 17, 2007 to the
                                Equity Index Fund
                     Institutional Money Market Mutual Funds
                            Select Shares Prospectus
                             dated November 29, 2006

Portfolio Holdings

Effective immediately, the paragraph under the heading "Portfolio Holdings" on page 18 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SP-IMMEIFSE1007

                                FIFTH THIRD FUNDS

                    Supplement Dated October 17, 2007 to the
                                Equity Index Fund
                     Institutional Money Market Mutual Funds
                             Trust Shares Prospectus
                             dated November 29, 2006

Portfolio Holdings

Effective immediately, the paragraph under the heading "Portfolio Holdings" on page 18 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SP-IMMEIFTR1007

                                FIFTH THIRD FUNDS

                    Supplement Dated October 17, 2007 to the
                     Institutional Money Market Mutual Funds
                         Institutional Shares Prospectus
                             dated November 29, 2006

Portfolio Holdings

Effective immediately, the paragraph under the heading "Portfolio Holdings" on page 14 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SP-IMMI1007

                                FIFTH THIRD FUNDS

                    Supplement Dated October 17, 2007 to the
                            Money Market Mutual Funds
                         Institutional Shares Prospectus
                             dated November 29, 2006

Portfolio Holdings

Effective immediately, the paragraph under the heading "Portfolio Holdings" on page 14 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SP-MMI1007

                                FIFTH THIRD FUNDS

                    Supplement Dated October 17, 2007 to the
                   Fifth Third Structured Large Cap Plus Fund
             Class A, Class B, Class C and Advisor Shares Prospectus
                               dated July 2, 2007

Fifth Third Funds - Advisor Share Closure

Effective on or about November 26, 2007, the Advisor Shares of the Fund are closed to all purchases, and existing Advisor Shares of the Fund will be converted into Class A Shares of the Fund. Please see the current prospectus regarding the characteristics of Class A Shares. All references to Advisor Shares are hereby deleted in their entirety.

Portfolio Holdings

Effective immediately, the paragraph under the heading "Portfolio Holdings" on page 14 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SP-SLCPABC1007

                                FIFTH THIRD FUNDS

                    Supplement Dated October 17, 2007 to the
                   Fifth Third Structured Large Cap Plus Fund
                         Institutional Shares Prospectus
                               dated July 2, 2007

Portfolio Holdings

Effective immediately, the paragraph under the heading "Portfolio Holdings" on page 13 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SP-SLCPI1007

                                FIFTH THIRD FUNDS

                    Supplement Dated October 17, 2007 to the
                  Combined Statement of Additional Information
        dated November 29, 2006, as amended and restated December 7, 2006


Portfolio Manager Change

Mr. Christian L. Rieddle no longer serves as a portfolio manager of the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund or the Fifth Third U.S. Government Bond Fund. Accordingly, all references to Mr. Rieddle in the Statement of Additional Information should be disregarded.

Disclosure of Portfolio Holdings

Effective immediately, the disclosure under the heading "Disclosure of Portfolio Holdings" on page 53 of the Statement of Additional Information is hereby replaced in its entirety with the following:

         The Board of Trustees has adopted on behalf of the Funds policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures (the "Procedures") are designed to protect the confidentiality of the Funds' portfolio holdings information and to prevent the selective disclosure of such information. The Procedures may be modified at any time by the Trust's Chief Compliance Officer ("CCO"), provided that any material changes be reported to the Board of Trustees, and to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.

         The Funds make their respective portfolio holdings information available on the Funds' website at www.fifththirdfunds.com in the section "Annual Reports and Other Information". This information is posted on the Funds' website no sooner than 15 days after each month's end, and will remain available on the website until at least the date on which the Funds' file a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The posted schedules include information for each portfolio security (not including cash positions) held by each of the Funds as of the relevant month's end. In addition, the Fund's portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Fund's Form N-CSRs (with respect to each annual period and semi-annual period) and Form N-Qs (with respect to the first and third quarters of each of the Funds' fiscal years) are available on the SEC's website at www.sec.gov. If a Fund's portfolio holdings information is disclosed to the public (either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the Funds' website, such Fund may post such information on the Funds' website. Except as provided in the Procedures, the Funds' portfolio holdings may not be disclosed to third parties prior to posting on the website.

         The Funds may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Funds' shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including the Fund adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, independent accounting firm, fund counsel, and proxy voting service provider.

         Except as otherwise permitted by the Procedures, non-public portfolio holdings may not be disseminated for compensation or other consideration. A list of all persons who receive non-public portfolio holdings will be available upon request to the CCO.

         The frequency with which the non-public portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.

         The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:

Name of Vendor                  Type of Service              Frequency                    Lag time
------------------------------- ---------------------------- ---------------------------- ------------
DDM Marketing and               Marketing and                Weekly and Quarterly         One day
Communications                  communications

Standard & Poor's               Ratings agency               Weekly                       One day

Moody's Investors Service       Ratings agency               Weekly                       One day

Fitch Ratings Ltd               Ratings agency               Weekly                       One day

Fact set                        Portfolio analytics          Daily                        N/A

Bond Edge                       Portfolio analytics          Daily                        N/A

Investor Tools -SMART/Perform   Portfolio analytics          Daily                        N/A

Yield Book                      Portfolio analytics          Daily                        N/A

Advent Axysis                   Portfolio accounting         Daily                        N/A

Able Noser                      Trade cost analysis          Monthly                      Five days

SG Constellation                Distribution services        Weekly                       One day

Fifth Third Bank                Administrative support       Daily                        N/A
------------------------------- ---------------------------- ---------------------------- ------------

         Exceptions to the Procedures may only be made if approved in writing by the CCO as being in or not opposed to the best interests of the respective Fund, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

         The advisor and sub-advisors shall have primary responsibility for ensuring that each of the Funds' portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the advisor and sub-advisors, as applicable, must maintain such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of non-public portfolio holdings. The CCO is responsible for reviewing, at least annually, the advisor's and sub-advisor's policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO's view, these policies, procedures and/or processes are reasonably designed to comply with the Procedures.

         If the CCO determines that the advisor's and/or sub-advisor's policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the advisor and/or sub-advisors of such deficiency and request that the advisor and/or sub-advisors indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

SP-SAI1007

                                FIFTH THIRD FUNDS

                    Supplement Dated October 17, 2007 to the
                       Statement of Additional Information
                           dated July 2, 2007 for the
                   Fifth Third Structured Large Cap Plus Fund
                   (formerly Fifth Third Large Cap Core Fund)

Disclosure of Portfolio Holdings

Effective immediately, the disclosure under the heading "Disclosure of Portfolio Holdings" on page 37 of the Statement of Additional Information is hereby replaced in its entirety with the following:

         The Board of Trustees has adopted on behalf of the Funds policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures (the "Procedures") are designed to protect the confidentiality of the Funds' portfolio holdings information and to prevent the selective disclosure of such information. The Procedures may be modified at any time by the Trust's Chief Compliance Officer ("CCO"), provided that any material changes be reported to the Board of Trustees, and to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.

         The Funds make their respective portfolio holdings information available on the Funds' website at www.fifththirdfunds.com in the section "Annual Reports and Other Information". This information is posted on the Funds' website no sooner than 15 days after each month's end, and will remain available on the website until at least the date on which the Funds' file a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The posted schedules include information for each portfolio security (not including cash positions) held by each of the Funds as of the relevant month's end. In addition, the Fund's portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Fund's Form N-CSRs (with respect to each annual period and semi-annual period) and Form N-Qs (with respect to the first and third quarters of each of the Funds' fiscal years) are available on the SEC's website at www.sec.gov. If a Fund's portfolio holdings information is disclosed to the public (either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the Funds' website, such Fund may post such information on the Funds' website. Except as provided in the Procedures, the Funds' portfolio holdings may not be disclosed to third parties prior to posting on the website.

         The Funds may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Funds' shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including the Fund adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, independent accounting firm, fund counsel, and proxy voting service provider.

         Except as otherwise permitted by the Procedures, non-public portfolio holdings may not be disseminated for compensation or other consideration. A list of all persons who receive non-public portfolio holdings will be available upon request to the CCO.

         The frequency with which the non-public portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.

         The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:

Name of Vendor                  Type of Service              Frequency                    Lag time
------------------------------- ---------------------------- ---------------------------- -----------
DDM Marketing and               Marketing and                Weekly and Quarterly         One day
Communications                  communications

Standard & Poor's               Ratings agency               Weekly                       One day

Moody's Investors Service       Ratings agency               Weekly                       One day

Fitch Ratings Ltd               Ratings agency               Weekly                       One day

Fact set                        Portfolio analytics          Daily                        N/A

Bond Edge                       Portfolio analytics          Daily                        N/A

Investor Tools -SMART/Perform   Portfolio analytics          Daily                        N/A

Yield Book                      Portfolio analytics          Daily                        N/A

Advent Axysis                   Portfolio accounting         Daily                        N/A

Able Noser                      Trade cost analysis          Monthly                      Five days

SG Constellation                Distribution services        Weekly                       One day

Fifth Third Bank                Administrative support       Daily                        N/A
------------------------------- ---------------------------- ---------------------------- -----------

         Exceptions to the Procedures may only be made if approved in writing by the CCO as being in or not opposed to the best interests of the respective Fund, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

         The advisor and sub-advisors shall have primary responsibility for ensuring that each of the Funds' portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the advisor and sub-advisors, as applicable, must maintain such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of non-public portfolio holdings. The CCO is responsible for reviewing, at least annually, the advisor's and sub-advisor's policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO's view, these policies, procedures and/or processes are reasonably designed to comply with the Procedures.

         If the CCO determines that the advisor's and/or sub-advisor's policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the advisor and/or sub-advisors of such deficiency and request that the advisor and/or sub-advisors indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


SP-SAILCP1007